SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash	$ 1,005,010		$ 30,146	$ 431,374
Incurred net losses	1,044,266	$ 575,001	3,712,047	4,299,470
FDIC amount	250,000		250,000
Working capital deficit	440,301
Cash		$ 0
Convertible Notes Payable	405,305
Retained Earnings (Accumulated Deficit)	(33,049,876)		$ (31,600,305)	$ (27,888,258)
Accounting Standards Update 2020-06 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Retained Earnings (Accumulated Deficit)	$ 405,305
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of shares outstanding, diluted	53,214,479		120,358,262